Scienture Inc. 2020 Stock Option and Grant Plan	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Scienture Inc [Member]
Scienture Inc. 2020 Stock Option and Grant Plan

Note 10 Scienture Inc. 2020 Stock Option and Grant Plan

The Stock Option and Grant Plan allows for the issuance of incentive stock options (“ISOs”), non-statutory stock options (“NSOs”). ISOs may be granted only to the Company’s employees (including officers and directors who are also considered employees) and ex-employees. NSOs may be granted to the Company’s employees and service providers such as advisors etc. Options under the Stock Option and Grant Plan have a contractual term of not more than 10 years.

A summary of the Company’s stock option activity under the Plans is as follows:

	Outstanding Options	Weighted- Average Exercise Price	Weighted- Average Remaining Term (Years)
Balance as of December 31, 2023	655,000	$0.90	7.56
Granted	142,199	1.13
Exercised	-	-
Cancelled and forfeited	-	-
Balance as of June 20, 2024	797,199	$0.94	6.21

Vested and exercisable as of June 30, 2024	499,089	$0.84	5.62

The weighted-average grant date fair value of options granted during the six months ended June 30, 2024 was $0.76 per share.

The Company recorded stock-based compensation expense in the Statement of Operations and Comprehensive Loss for the periods presented as follows:

	June 30,
	2024	2023
General and Administrative Expenses	$44,837	$39,724
Total stock-based compensation expense	$44,837	$39,724

Stock Option Valuation Assumptions

The fair value of each employee option grant was estimated on the date of grant using the Black-Scholes option pricing model and the following assumptions for the periods indicated:

	June 30,
	2024	2023
Expected volatility	72%	65% - 75%
Risk-free interest rate	4.1% - 4.4%	0.5% - 3.5%
Expected term	5.7 - 6.1 years	5.9 - 6.0 years
Expected dividend	0%	0%

Note 10 Scienture Inc. 2020 Stock Option and Grant Plan

The Stock Option and Grant Plan allows for the issuance of incentive stock options (“ISOs”), non-statutory stock options (“NSOs”). ISOs may be granted only to the Company’s employees (including officers and directors who are also considered employees) and ex-employees. NSOs may be granted to the Company’s employees and service providers such as advisors etc. Options under the Stock Option and Grant Plan have a contractual term of not more than 10 years.

A summary of the Company’s stock option activity under the Plans is as follows:

	Outstanding Options	Weighted- Average Exercise Price	Weighted- Average Remaining Term (Years)
Balance as of December 31, 2022	560,000	$0.83	7.95
Granted	185,000	1.13
Exercised	-	-
Cancelled and forfeited	(90,000)	-
Balance as of December 31, 2023	655,000	$0.90	7.56

Vested and exercisable as of December 31, 2023	410,065	$0.84	6.84

The weighted-average grant date fair value of options granted during the years ended December 31, 2023 and 2022 are $ 0.55 and $ 0.52 per share respectively.

The Company recorded stock-based compensation expense in the Statement of Operations and Comprehensive Loss for the periods presented as follows:

	December 31,
	2023	2022
General and Administrative Expenses	$79,449	$68,087
Total stock-based compensation expense	$79,449	$68,087

Stock Option Valuation Assumptions

The fair value of each employee option grant was estimated on the date of grant using the Black-Scholes option pricing model and the following assumptions for the periods indicated:

	December 31,
	2023	2022
Expected volatility	65% - 75%	65% - 75%
Risk-free interest rate	0.5% - 3.5%	0.5% - 2.8%
Expected term	5.9 - 6.0 years	5.9 - 6.0 years
Expected dividend	0%	0%